Debt, Lease Liabilities and Other Notes Payable - Bank loans (Details) $ in Thousands	1 Months Ended		2 Months Ended	12 Months Ended
	Jul. 31, 2019 MXN ($)	Mar. 31, 2017 MXN ($)	Dec. 31, 2017 MXN ($) company	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Mar. 31, 2016 MXN ($)
Debt, lease liabilities and other notes payable outstanding
Principal amount				$ 122,378,292
Repayment of Mexican peso debt				989,156	$ 307,489	$ 851,659
Unamortised finance costs			$ 1,152,661			1,152,661
Interest payable on total debt			$ 1,120,009	1,943,863		1,120,009
Notional amount				122,378,292
Bank loans maturities between 2022 and 2023
Debt, lease liabilities and other notes payable outstanding
Number of Mexican banks, entered into long-term credit agreements | company			3
Principal amount			$ 6,000,000			6,000,000
Base rate			TIIE
Number of days interest is payable			28 days
Notional amount			$ 6,000,000			6,000,000
Bank loans maturities between 2017 and 2018
Debt, lease liabilities and other notes payable outstanding
Principal amount			1,250,000			$ 1,250,000
Base rate						TIIE
Number of days interest is payable						28 days
Repayment of Mexican peso debt		$ 1,292,438				$ 629,311
Notional amount			$ 1,250,000			$ 1,250,000
Bank loans mature in 2021 and 2023, (Sky)
Debt, lease liabilities and other notes payable outstanding
Principal amount							$ 5,500,000
Notional amount							$ 5,500,000
Bank loans maturities between 2019 And 2022 (TVI)
Debt, lease liabilities and other notes payable outstanding
Principal amount				$ 1,345,382	2,334,538
Base rate				TIIE
Notional amount				$ 1,345,382	$ 2,334,538
Syndicate of Banks
Debt, lease liabilities and other notes payable outstanding
Principal amount	$ 10,000,000
Base rate	TIIE
Term of borrowings	5 years
Notional amount	$ 10,000,000
TIIE | Bank loans maturities between 2017 and 2018
Debt, lease liabilities and other notes payable outstanding
Variable interest rate spread (as a percent)			1.175%			1.175%
Borrowings, adjustment to interest rate basis			1.175%			1.175%
Minimum | Bank loans maturities between 2022 and 2023
Debt, lease liabilities and other notes payable outstanding
Variable interest rate spread (as a percent)			1.25%			1.25%
Borrowings, adjustment to interest rate basis			1.25%			1.25%
Minimum | Bank loans 1 mature in 2021 and 2023, (Sky)
Debt, lease liabilities and other notes payable outstanding
Interest rate							7.00%
Minimum | Syndicate of Banks
Debt, lease liabilities and other notes payable outstanding
Variable interest rate spread (as a percent)	1.05%
Borrowings, adjustment to interest rate basis	1.05%
Minimum | TIIE | Bank loans maturities between 2019 And 2022 (TVI)
Debt, lease liabilities and other notes payable outstanding
Variable interest rate spread (as a percent)				1.00%
Borrowings, adjustment to interest rate basis				1.00%
Maximum | Bank loans maturities between 2022 and 2023
Debt, lease liabilities and other notes payable outstanding
Variable interest rate spread (as a percent)			1.30%			1.30%
Borrowings, adjustment to interest rate basis			1.30%			1.30%
Maximum | Bank loans 2 mature in 2021 and 2023, (Sky)
Debt, lease liabilities and other notes payable outstanding
Interest rate							7.13%
Maximum | Syndicate of Banks
Debt, lease liabilities and other notes payable outstanding
Variable interest rate spread (as a percent)	1.30%
Borrowings, adjustment to interest rate basis	1.30%
Maximum | TIIE | Bank loans maturities between 2019 And 2022 (TVI)
Debt, lease liabilities and other notes payable outstanding
Variable interest rate spread (as a percent)				1.25%
Borrowings, adjustment to interest rate basis				1.25%